Inventories, Net	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 5 – INVENTORIES, NET

At December 31, 2020 and 2019, inventories consisted of the following:

	As of December 31,
	2020	2019
Inventory	$135,491	$521,032
Less: reserve for obsolete inventories	(15,682)	(7,981)
Total	$119,809	$513,051

Inventory includes computer, network hardware, and Golden Tax Disks. The Company reviews its inventories periodically to determine if any reserves are necessary for potential obsolescence or if a write-down is necessary if the carrying value exceeds net realizable value. For the years ended December 31, 2020 and 2019, inventory obsolescence expense/(recovery) amounted to $6,783 and ($66,977), respectively.